2011 DEBT SETTLEMENT TRANSACTION (Additional Information) (Details) (USD $)	0 Months Ended			1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 11, 2013	Sep. 30, 2011	Jul. 31, 2011	Sep. 30, 2012	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Convertible promissory notes, proceed		$ 4,000,000	$ 700,000	$ 15,000	$ 2,600,000	$ 1,960,000
Convertible notes conversion to shares of common stock, conversion rate per share		$ 0.70	$ 0.60	$ 0.70					$ 0.60
Proceeds from notes payable							0	2,600,000	2,600,000	6,497,100
Common stock issued up on conversion of convertible promissory note, shares	2,649,640					1,320,454			962,956
Additional Paid in Capital		1,620,955
Abhd Options [Member]
Convertible notes conversion to shares of common stock, conversion rate per share									$ 0.57
Common stock issued up on conversion of convertible promissory note, shares						1,320,454				4,984,324
New Notes [Member]
Common stock issued up on conversion of convertible promissory note, shares										1,723,255
New Investors [Member]
Proceeds from notes payable						747,100				975,000
Repayments of Convertible Debt										$ 604,100
Common stock issued up on conversion of convertible promissory note, shares										1,723,255
New Investors [Member] | Targeted Notes [Member]
Common stock issued up on conversion of convertible promissory note, shares										1,320,454